Income Taxes (Details) - Schedule of reconciled to the income before income taxes - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Taxes (Details) - Schedule of reconciled to the income before income taxes [Line Items]
Income before taxes excluded the amounts of loss incurring entities	$ 12,877	$ 3,295,471
PRC EIT tax rates	15.00%
Tax at the PRC EIT tax rates	$ 1,062	495,614
Tax effect of R&D expenses deduction	(165,682)	(355,512)
Tax effect of deferred tax recognized	7,534	137,297
Tax effect of non-deductible expenses	48,896	29,132
Income tax (benefit) provision	$ (108,189)	$ 306,515
Maximum [Member]
Income Taxes (Details) - Schedule of reconciled to the income before income taxes [Line Items]
PRC EIT tax rates	25.00%	25.00%
Minimum [Member]
Income Taxes (Details) - Schedule of reconciled to the income before income taxes [Line Items]
PRC EIT tax rates	15.00%	15.00%